CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Parent [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) In Profit (loss) Due To Accounting In Accordance With Rule 3-10 of Regulation S-X	£ 280	£ 1,408	£ (1,072)
Increase (decrease) In Net Assets Due To Accounting In Accordance With Rule 3-10 of Regulation S-X	4,800	5,682
Lloyds Bank [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) [Line Items]
Increase (decrease) In Profit (loss) Due To Accounting In Accordance With Rule 3-10 of Regulation S-X	(1,453)	(1,140)	£ (851)
Increase (decrease) In Net Assets Due To Accounting In Accordance With Rule 3-10 of Regulation S-X	£ (11,994)	£ (9,962)